PGIM National Muni Fund
Schedule of Investments as of May 31, 2025 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 100.7%
Municipal Bonds 99.5%
Alabama 3.7%
Black Belt Energy Gas Dist. Rev.,
Gas Proj. No. 7, Series C-1 (Mandatory put date 12/01/26)	4.000%(cc)	10/01/52	7,815	$7,820,922
Gas Proj. No. 8, Series A (Mandatory put date 12/01/29)	4.000(cc)	12/01/52	2,895	2,862,416
Gas Proj., Series E (Mandatory put date 06/01/28)	5.000(cc)	05/01/53	5,000	5,154,528
Proj. No. 6, Series B (Mandatory put date 12/01/26)	4.000(cc)	10/01/52	3,000	2,995,627
Rfdg. (Mandatory put date 12/01/31)	4.000(cc)	06/01/51	5,540	5,503,604
Series B (Mandatory put date 09/01/32)	5.000(cc)	10/01/55	4,200	4,381,020
Series D1, Rfdg. (Mandatory put date 06/01/27)	4.000(cc)	07/01/52	1,000	1,006,244

Jefferson Cnty. Swr. Rev., Warrants, Rfdg.	5.250	10/01/42	1,500	1,558,801
Mobile Indl. Dev. Brd. Rev., Alabama Pwr. Co. Barry, Rmkt. (Mandatory put date 06/26/25)	1.000(cc)	06/01/34	1,000	998,002
Selma Indl. Dev. Brd. Rev., Int’l Paper Co. Proj., Series A, Rfdg. (Mandatory put date 06/16/25)	1.375(cc)	05/01/34	1,600	1,597,975
Southeast Energy Auth. Cooperative Dist. Rev.,
Proj. No. 5, Series A (Mandatory put date 07/01/29)	5.250(cc)	01/01/54	2,500	2,610,997
Series A	5.000	11/01/26	2,060	2,084,552
				38,574,688
Alaska 1.0%
Alaska Indl. Dev. & Export Auth. Rev.,
Tanana Chiefs Conference Proj., Series A	4.000	10/01/49	3,000	2,449,184
Tanana Chiefs Conference Proj., Series A	5.000	10/01/26	2,385	2,428,383
Tanana Chiefs Conference Proj., Series A	5.000	10/01/31	1,555	1,626,874

Alaska Muni. Bond Bank Auth. Rev., Rfdg.	5.000	12/01/26	1,350	1,391,110
Alaska St., Series A, GO, Rfdg.	5.000	08/01/35	1,000	1,128,790
Northern Tob. Secur. Corp. Rev., Sr. Series A, Class 1, Rfdg.	5.000	06/01/31	1,000	1,066,534
				10,090,875

PGIM National Muni Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Arizona 2.2%
Arizona Hlth. Facs. Auth. Rev., Banner Hlth., Series B (Mandatory put date 10/01/24)	3.750%(cc)	01/01/37	2,265	$2,193,858
Arizona Indl. Dev. Auth. Rev.,
Ironwood Ranch Apts. Proj. (Mandatory put date 09/01/26)	5.000(cc)	02/01/58	3,000	3,057,862
Phoenix Children’s Hosp., Series A	5.000	02/01/30	300	323,013
Sustainable Bonds, Equitable Sch. Revolving Fd., Series A	5.250	11/01/48	3,000	3,026,144

Maricopa Cnty. Indl. Dev. Auth. Rev., Banner Hlth., Series A	5.000	01/01/41	1,140	1,155,107
Phoenix Civic Impvt. Corp. Rev., Series A, AMT	5.000	07/01/47	2,000	1,906,084
Pima Cnty. Ind. Dev. Auth. Rev., AZ Chart. Schs. Proj., Series R, Rfdg.	4.000	07/01/26	1,735	1,738,798
Salt River Proj. Agric. Impvt. & Pwr. Dist. Elec. Sys. Rev.,
Salt River Proj., Series A	5.000	01/01/47	1,925	1,972,246
Series B	5.000	05/01/42	2,500	2,660,375
Salt Verde Finl. Corp. Rev.,
Sr. Gas Rev., Sr. Bonds	5.000	12/01/32	2,685	2,828,793
Sr. Gas Rev., Sr. Bonds	5.250	12/01/26	2,180	2,222,516
				23,084,796
Arkansas 0.3%
Fayetteville Sales & Use Tax Rev., Sales & Use Tax	2.875	11/01/32	2,780	2,698,739
California 7.9%
California Muni. Fin. Auth. Rev., CHF-Davis I, LLC, West Vlg. Student Hsg. Proj., BAM, TCRs	5.000	05/15/29	1,000	1,051,216
Freddie Mac Multifamily Cert. Rev.,
FRETE 2023, ML18, Class X-CA	1.439(cc)	09/25/37	29,205	3,000,182
FRETE 2024, ML22, Class A-US	4.546(cc)	10/25/40	2,482	2,491,335
FRETE 2024, ML23, SPC, Sustainable Bonds, 144A	4.563(cc)	04/25/42	2,894	2,838,121
FRETE 2024, ML24 Trust, Green Bonds	4.156(cc)	05/25/41	3,970	3,734,496
Sustainable Bonds, Series ML-27, Class A, USM	4.759	08/25/41	3,241	3,213,503

Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Series A	5.000	11/15/35	1,300	1,376,758
Los Angeles Dept. Arpts. Rev., Sub., Pvt. Activity, Series A, Rfdg., AMT	5.000	05/15/46	4,170	4,170,416

PGIM National Muni Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)
Los Angeles Dept. of Wtr. & Pwr. Rev.,
LA Dept. of Wtr. & Pwr. Sys., Series C	4.000%	07/01/26	5,840	$5,854,381
Pwr. Sys. Sub. Series A-5, Rmkt., Rfdg., FRDD	3.100(cc)	07/01/35	2,060	2,060,000
Pwr. Sys., Series A-2, FRDD	3.000(cc)	07/01/51	11,930	11,930,000
Pwr. Sys., Series A-3, FRDD	3.110(cc)	07/01/51	8,100	8,100,000
Series A, Rfdg.	5.000	07/01/28	1,285	1,328,488
Series C-1, FRDD	3.100(cc)	07/01/57	11,000	11,000,000
Series F-1, Rfdg., FRDD	2.500(cc)	07/01/48	8,500	8,500,000

M-S-R Energy Auth. Rev., Series A	6.500	11/01/39	2,000	2,330,699
Pittsburg Redev. Agcy., Los Medanos Cmnty. Dev. Proj., Tax Alloc., AMBAC, CABS	3.178(t)	08/01/25	2,000	1,989,289
Port of Los Angeles Rev., Series A-1, Rfdg. AMT	5.000	08/01/34	1,000	1,090,437
San Francisco City & Cnty. Arpt. Commn. Rev., 2nd Series, San Francisco Intl. Arpt., Series A, Rfdg., AMT	5.250	05/01/43	2,500	2,590,639
Southern Calif. Pub. Pwr. Auth. Rev., Canyon Pwr. Proj., Series B, Rfdg. (Mandatory put date 07/01/27)	3.700(cc)	07/01/40	2,500	2,521,812
				81,171,772
Colorado 5.5%
Baseline Metropolitan Dist. No. 1, Series A, GO, Rfdg.	4.250	12/01/54	4,400	4,084,873
Colorado Hlth. Facs. Auth. Rev.,
Adventhealth Oblig. Grp., Series B, Rfdg. (Mandatory put date 11/15/30)	5.000(cc)	11/15/36	3,000	3,227,268
Commonspirit Hlth., Series A-1, Rfdg.	5.000	08/01/32	2,250	2,344,550
Commonspirit Hlth., Series B-1, Rfdg. (Mandatory put date 08/01/25)	5.000(cc)	08/01/49	2,605	2,605,121
Intermountain Healthcare, Series B, Rfdg. (Mandatory put date 08/17/26)	5.000(cc)	05/15/62	6,900	7,036,586
Intermountain Healthcare, Series C, Rfdg. (Mandatory put date 08/15/28)	5.000(cc)	05/15/62	3,100	3,260,870
Intermountain Hlth., Series A, Rfdg.	5.000	05/15/44	1,250	1,278,209
SCL Hlth. Sys., Series B, Rfdg.	4.000	01/01/40	3,060	2,886,029

Colorado Springs Co. Util. Sys. Rev., Series A-4	5.000	11/15/43	3,080	3,132,796
Colorado St., COP	6.000	12/15/39	4,000	4,542,109

PGIM National Muni Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Colorado (cont’d.)
Denver City & Cnty. Arpt. Sys. Rev.,
Series A, Rfdg., AMT	5.500%	11/15/38	1,875	$2,005,838
Series A, Rfdg., AMT	5.500	11/15/42	1,875	1,966,899
Series D, Rfdg., AMT	5.750	11/15/35	1,000	1,105,127
Sub. Series B, Rfdg., AMT	5.500	11/15/41	1,000	1,067,401
Sub. Series B, Rfdg., AMT	5.500	11/15/42	1,000	1,061,442
Sub. Sys., Series A, Rfdg., AMT	5.000	12/01/34	2,375	2,416,605
Sub. Sys., Series A, Rfdg., AMT	5.000	12/01/35	1,130	1,150,429
Sub. Sys., Series A, Rfdg., AMT	5.250	12/01/43	3,000	3,045,869

E-470 Pub. Hwy. Auth. Rev., Sr. Series B, NATL	3.248(t)	09/01/25	2,140	2,122,571
Regl. Trans. Dist. Rev.,
Denver Transit Partners Eagle P3 Proj., Series A, Rfdg.	5.000	07/15/28	400	413,280
Denver Transit Partners Eagle P3 Proj., Series A, Rfdg.	5.000	07/15/29	400	417,194

Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado, Series A, GO, 144A	5.000	04/01/35	5,000	5,239,704
				56,410,770
Connecticut 1.4%
Connecticut St. Higher Ed. Supplement Loan Auth. Rev.,
Chesla Loan Prog., Series B-1, AMT	5.250	11/15/32	2,630	2,783,360
Chesla Loan Prog., Series B-1, AMT	5.250	11/15/33	1,130	1,192,514

Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Yale Univ., Series A-2, Rfdg. (Mandatory put date 07/01/26)	2.000(cc)	07/01/42	2,310	2,266,220
Connecticut St. Spl. Tax Rev.,
Series B	5.000	10/01/37	1,440	1,490,002
Trans. Infrast., Series A	5.000	01/01/38	2,195	2,249,363

Norwalk Hsg. Auth. Rev., Wall Street Place (Mandatory put date 09/01/27)	3.050(cc)	09/01/58	2,000	1,980,808
Stamford Hsg. Auth. Rev., Mozaic Concierge Living Proj., Series D	4.250	10/01/30	2,400	2,377,956
				14,340,223
District of Columbia 2.0%
Dist. of Columbia, Series A, GO, Rfdg.	5.000	10/15/38	3,000	3,125,710

PGIM National Muni Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
District of Columbia (cont’d.)
Dist. of Columbia Rev.,
Dist. of Columbia Int’l. Sch.	5.000%	07/01/49	1,275	$1,220,118
Friendship Pub. Chart. Sch., Rfdg.	5.000	06/01/36	1,385	1,388,418
KIPP DC Proj., Series B, Rfdg.	5.000	07/01/25	500	500,577
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev.,
Rfdg., AMT	5.000	10/01/26	4,945	5,044,902
Series A, Rfdg. AMT	5.000	10/01/30	3,500	3,718,132
Series A, Rfdg., AMT	5.000	10/01/26	3,250	3,316,022
Series A, Rfdg., AMT	5.000	10/01/29	1,915	2,023,766
				20,337,645
Florida 6.9%
Broward Cnty. Arpt. Sys. Rev., Series A, AMT	5.000	10/01/45	3,000	2,880,991
Central Florida Expressway Auth. Rev.,
Sr. Lien, Rfdg.	4.000	07/01/41	2,000	1,879,797
Sr. Lien, Rfdg.	5.000	07/01/38	2,500	2,547,193

Cityplace CDD., Spl. Assmt., Rfdg.	5.000	05/01/26	265	269,373
Florida Dev. Fin. Corp. Rev.,
GFL Solid Wst. Southeast LLC Proj., Series A, AMT (Mandatory put date 10/01/31), 144A	4.375(cc)	10/01/54	3,000	2,980,953
Nova Southeastern Univ. Proj., Series A, Rfdg.	5.000	04/01/26	555	563,206

Florida Higher Edl. Facs. Finl. Auth. Rev., Nova Southeastern Univ. Proj., Rfdg.	5.000	04/01/28	1,420	1,436,999
Fort Lauderdale Wtr. & Swr. Rev., Enabling Wrks. Proj., Series A	5.500	09/01/53	2,500	2,646,192
Grtr. Orlando Avtn. Auth. Rev.,
AMT	5.250	10/01/44	2,450	2,538,446
Priority Sub. Series A, AMT	5.000	10/01/42	5,000	4,956,039
Priority Sub. Series A, AMT	5.000	10/01/47	5,000	4,940,009
Series A, AMT	5.000	10/01/28	1,500	1,568,981
Series A, AMT	5.000	10/01/38	1,810	1,848,345

Hillsborough Cnty. Indl. Dev. Auth. Rev., Baycare Hlth. Sys., Series C, Rfdg.	5.000	11/15/41	2,010	2,104,473
Jacksonville Hsg. Auth. Rev., Westwood Apartments	5.000	02/01/34	3,200	3,407,760
JEA Elec. Sys. Rev.,
Series 3-2024A, Rfdg.	5.000	10/01/39	1,000	1,074,528
Series Three 2024A, Rfdg.	5.000	10/01/37	2,500	2,739,150

PGIM National Muni Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)
Lee Cnty. Arpt. Rev.,
AMT	5.250%	10/01/43	1,000	$1,039,531
Series A, AMT, Rfdg.	5.000	10/01/28	1,500	1,557,605
Lee County Indl. Dev. Auth. Rev.,
Shell Point 2024B-1 (Temps -85)	4.750	11/15/29	1,000	1,003,997
Shell Point, 2024B-3, Temps-50	4.125	11/15/29	1,000	1,001,030

Miami Beach Redev. Agcy., Tax Incr. Rev. City Ctr., Tax Alloc. Rfdg., AGM	5.000	02/01/44	1,500	1,501,319
Miami Dade Cnty. Avtn. Rev., Series A, Rfdg., AMT	5.000	10/01/34	2,500	2,630,844
Miami Dade Cnty. Edu. Facs. Auth. Rev., Univ. of Miami, Series B, Rfdg.	5.250	04/01/41	3,470	3,687,815
Orange Cnty. Hlth. Facs. Auth. Rev.,
Orlando Hlth. Oblig. Grp., Series B, Rfdg.	5.000	10/01/26	2,275	2,331,801
Orlando Hlth., Inc., Series A, Rfdg.	5.000	10/01/33	1,510	1,534,111
Orlando Hlth., Inc., Series B, Rfdg.	5.000	10/01/44	1,000	973,731

Orlando Util. Commn. Rev., Series B (Mandatory put date 10/01/28)	1.250(cc)	10/01/46	3,475	3,164,906
Sarasota Cnty. Pub. Hosp. Dist. Rev., Sarasota Mem. Hosp.	5.000	07/01/28	1,160	1,230,488
South Miami Hlth. Facs. Auth., Inc. Rev., Baptist Hlth. South Florida, Rfdg.	5.000	08/15/47	1,075	1,048,915
St. John’s Cnty. Hsg. Fin. Auth. Rev., Oaks at St. John, Series A (Mandatory put date 07/01/25)	3.550(cc)	07/01/27	1,000	999,559
Vlg. CDD No. 6,
Spl. Assmt., Rfdg.	4.000	05/01/27	370	373,879
Spl. Assmt., Rfdg.	4.000	05/01/28	300	301,610
Spl. Assmt., Rfdg.	4.000	05/01/29	310	311,081
Vlg. CDD No. 13,
2019 Spl. Assmt., Phase I, Ltd. Offering	3.550	05/01/39	2,625	2,348,248
2021 Spl. Assmt., Phase III	2.550	05/01/31	1,630	1,502,952
Spl. Assmt.	3.375	05/01/34	460	433,007
Spl. Assmt., 144A	2.625	05/01/30	2,405	2,182,685
				71,541,549
Georgia 4.8%
Atlanta Arpt. Passenger Facs. Charge Rev., Sub. Lien, Green Bond, Series E, AMT	5.250	07/01/43	4,000	4,125,801
Atlanta GA Dept. Avtn. Rev.,
Series B, Rfdg., AMT	5.000	07/01/29	830	875,439
Series B, Rfdg., AMT	5.250	07/01/41	1,000	1,047,729

PGIM National Muni Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Georgia (cont’d.)
Atlanta GA Dept. Avtn. Rev., (cont’d.)
Series B, Rfdg., AMT	5.250%	07/01/43	2,000	$2,073,315
Series B, Rfdg., AMT	5.250	07/01/44	1,000	1,026,156

Atlanta Urban Residential Fin. Auth. Rev., GE Tower Apts., Series B (Mandatory put date 06/01/25)	5.750(cc)	06/01/27	1,750	1,750,000
Burke Cnty. Dev. Auth. Rev., Georgia Pwr. Co. Plant Vogtle Proj., 5th Series, Rmkt. (Mandatory put date 06/13/28)	3.700(cc)	10/01/32	1,685	1,689,267
Columbia Cnty. Hosp. Auth. Rev., Rev Anticipation CTFS, Wellstar Hlth. Sys. Inc. Proj., Series A	5.125	04/01/48	1,220	1,231,332
DeKalb Cnty. Hsg. Auth. Rev.,
Kensington Station Proj., Series A	4.000	12/01/33	4,000	3,957,036
Sr. Bond, Park at 500 Proj.	4.000	03/01/34	2,000	1,974,965

Gainesville & Hall Cnty. Hosp. Auth. Rev., RAN CTFs, NE Georgia Hlth. Sys. Inc. Proj.	5.000	10/15/34	2,000	2,200,195
Georgia Ports Auth. Rev., Arpt. & Marina Imps.	5.250	07/01/43	2,500	2,643,558
Main Street Natural Gas, Inc. Rev.,
Series A (Mandatory put date 06/01/32)	5.000(cc)	06/01/55	2,500	2,641,759
Series A (Mandatory put date 09/01/31)	5.000(cc)	05/01/54	2,500	2,632,018
Series B (Mandatory put date 03/01/32)	5.000(cc)	12/01/54	4,500	4,746,706
Series E (Mandatory put date 12/01/32)	5.000(cc)	05/01/55	9,670	10,083,411

Monroe Cnty. Dev. Auth. Rev., GA Pwr. Co. Plant Scherer Proj. No. 1	2.250	07/01/25	1,000	998,369
Muni. Elec. Auth. of Georgia Rev.,
Proj. One Sub. Bonds, Series A, Rfdg.	5.000	01/01/43	1,000	1,031,829
Proj. One, Sub. Bonds, Series A, Rfdg.	5.000	01/01/26	1,425	1,439,409
Proj. One, Sub. Bonds, Series A, Rfdg., BAM	5.250	01/01/41	1,000	1,080,107
				49,248,401
Hawaii 0.7%
Hawaii St. Arpts. Sys. Rev., Series A, AMT	5.000	07/01/45	1,000	1,000,910
Honolulu City & Cnty. Wstewtr. Sys. Rev.,
Sr. 1st Bond Resolution, Series A, Rfdg.	5.000	07/01/37	2,500	2,781,900
Sr. 1st Bond Resolution, Series A, Rfdg.	5.000	07/01/38	3,400	3,734,339
				7,517,149

PGIM National Muni Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois 7.3%
Chicago,
Chicago Works, Series A, GO	5.500%	01/01/41	1,000	$1,017,111
Series A, GO, Rfdg.	5.000	01/01/30	4,000	4,155,240
Series C, GO, Rfdg., ETM(ee)	5.000	01/01/26	1,000	1,009,736

Chicago Brd. of Ed. Rev., Spl. Tax	5.000	04/01/46	1,000	971,363
Chicago O’Hare Int’l. Arpt. Rev.,
Series C, Rfdg., AMT	5.250	01/01/41	1,500	1,570,564
Series C, Rfdg., AMT	5.250	01/01/42	1,000	1,030,914
Sr. Lien, Series D	5.250	01/01/42	2,000	2,013,813

Chicago Trans. Auth. Rev., 2nd Lien	5.000	12/01/46	3,000	2,894,857
Chicago Wstewtr. Transmn. Rev., 2nd Lien, Series A	5.000	01/01/47	1,000	955,374
Chicago Wtrwks. Rev.,
2nd Lien, Rfdg.	5.000	11/01/36	2,390	2,422,418
2nd Lien, Rmkt., Rfdg.	5.000	11/01/27	1,865	1,903,268
2nd Lien, Series A-1	5.000	11/01/27	510	520,468

Cook Cnty. Sales Tax Rev., Series A, Rfdg.	5.250	11/15/45	2,155	2,218,106
Illinois Fin. Auth. Rev.,
Univ. of Chicago, Series A, Rfdg.	5.000	10/01/25	1,505	1,513,832
Univ. of Chicago, Series A, Rfdg.	5.000	04/01/34	1,250	1,386,741
Illinois St.,
GO	5.000	11/01/30	500	508,436
Series A, GO	5.000	11/01/25	1,500	1,510,256
Series A, GO	5.000	03/01/31	2,095	2,264,164
Series A, GO	5.000	12/01/39	2,500	2,509,018
Series A, GO, Rfdg.	5.000	10/01/28	750	790,101
Series B, GO	5.000	05/01/39	2,025	2,098,931
Series B, GO	5.250	05/01/45	1,000	1,016,311
Series C, GO	5.000	11/01/29	1,100	1,136,212
Series D, GO	5.000	11/01/25	4,285	4,315,604
Series D, GO	5.000	11/01/27	2,815	2,928,253
Series D, GO, Rfdg.	5.000	07/01/36	1,225	1,287,731
Illinois St. Sales Tax Rev.,
Jr. Oblig. Build Illiois Bonds, Series C, Rfdg.	5.000	06/15/27	3,000	3,099,099
Jr. Oblig. Series A	5.000	06/15/28	1,650	1,729,043
Illinois St. Toll Hwy. Auth. Rev.,
Series C	5.000	01/01/39	2,000	1,999,987
Sr. Series A	5.250	01/01/43	2,250	2,363,526

PGIM National Muni Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev.,
McCormick Place Expansion, Series A, CABS, NATL	4.510%(t)	12/15/34	10,000	$6,534,175
McCormick Place Expansion, Series A, CABS, NATL	4.649(t)	06/15/37	7,500	4,312,191

Railsplitter Tob. Settlement Auth. Rev., Tob. Set. Funded (Pre-refunded date 06/01/26)(ee)	5.000	06/01/28	1,175	1,199,048
Regl. Trans. Auth. Rev., Series A	4.000	06/01/37	3,605	3,472,169
Sales Tax Secur. Corp. Rev.,
2nd Lien, Series A, Rfdg.	5.000	01/01/26	2,430	2,453,337
2nd Lien, Series A, Rfdg.	5.000	01/01/30	1,500	1,602,066
Sr. Series D	5.000	01/01/35	600	639,363
				75,352,826
Indiana 1.4%
Indiana Fin. Auth. Rev.,
IN Univ. Hlth., Series A, Rfdg.	5.000	12/01/25	2,280	2,302,016
Indiana Univ. Hlth., Series B-1 (Mandatory put date 07/01/28)	5.000(cc)	10/01/62	4,000	4,165,117
Indianapolis Pwr. & Light. Co. Proj., Series B, Rfdg., AMT (Mandatory put date 04/01/26)	0.950(cc)	12/01/38	625	613,405
Indianapolis Local Pub. Impvt. Bond Bank Rev.,
Indianapolis Arpt. Auth. Proj., Series B-2, AMT, Rfdg.	5.000	01/01/32	3,000	3,192,158
Indianapolis Arpt. Auth. Proj., Series I2, AMT, Rfdg.	5.000	01/01/32	1,600	1,702,168

Whiting Rev., BP Products North America, Rfdg., AMT (Mandatory put date 06/05/26)	5.000(cc)	12/01/44	2,025	2,050,595
				14,025,459
Kansas 0.5%
Kansas Dev. Fin. Auth. Rev., Adventhealth Oblig. Grp., Series B, Rfdg. (Mandatory put date 11/15/31)	5.000(cc)	11/15/54	3,165	3,451,788
Wyandotte Cnty.-Kansas City Unified Govt. Util. Sys. Rev., Impvt., Series A	5.000	09/01/45	2,170	2,136,802
				5,588,590

PGIM National Muni Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Kentucky 3.3%
Kentucky Asset Liability Commn. Rev., Series B, Rfdg., AMT	5.000%	09/01/25	3,000	$3,013,552
Kentucky Pub. Energy Auth. Rev.,
Gas Sply., Series C-1 (Mandatory put date 06/01/25)	4.000(cc)	12/01/49	8,150	8,150,000
Series A, Rfdg. (Mandatory put date 12/01/29)	5.250(cc)	06/01/55	6,000	6,296,351
Series A-1 (Mandatory put date 08/01/30)	4.000(cc)	08/01/52	4,925	4,897,030
Series A-1, Rfdg. (Mandatory put date 02/01/32)	5.250(cc)	04/01/54	5,370	5,721,061
Series C (Mandatory put date 02/01/28)	4.000(cc)	02/01/50	920	922,162

Kentucky Turnpike Auth. Rev., Revitalization Proj., Series A, Rfdg.	5.000	07/01/26	1,310	1,339,323
Owen Cnty. Wtrwks. Sys. Rev., American Wtr. Co., Series A, Rfdg. (Mandatory put date 10/01/29)	2.450(cc)	06/01/39	1,500	1,424,871
Trimble Cnty. Rev., Louisville Gas & Elect. Proj., Rmkt., Series A, Rfdg., AMT (Mandatory put date 09/01/27)	1.300(cc)	09/01/44	2,250	2,083,626
				33,847,976
Louisiana 0.5%
Louisiana Local Govt. Envirml. Facs. & Comnty. Dev. Auth. Rev., Christwood Proj., Rfdg., 144A	4.250	11/15/30	1,000	987,319
Louisiana Pub. Facs. Auth. Rev.,
Elementus Minerals LLC Proj. (Mandatory put date 11/01/25), 144A	5.000(cc)	10/01/43	2,500	2,509,769
Franciscan Mis., Rfdg. (Pre-refunded date 07/01/25)(ee)	5.000	07/01/39	10	10,015
Franciscan Mis., Unrefunded, Rfdg.	5.000	07/01/39	1,990	1,991,474
				5,498,577
Maine 0.2%
Maine Hlth. & Higher Edl. Facs. Auth. Rev., Northeastern Univ. Issue, Series B	5.000	10/01/39	2,285	2,424,370
Maryland 0.1%
Maryland St. Trans. Auth. Rev., Series A, Rfdg.	5.000	07/01/41	1,045	1,106,640

PGIM National Muni Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Massachusetts 0.8%
Massachusetts Dev. Fin. Agcy. Rev.,
Boston Univ. Issue, Series B-1, Rfdg.	5.000%	10/01/35	1,900	$2,142,774
Harvard Univ., Series A, Rfdg.	5.000	07/15/40	2,500	2,736,180
Series B, Rfdg.	4.000	02/15/36	2,000	2,020,701

Massachusetts Edl. Fing. Auth. Rev., Sr. Series B, Rfdg., AMT	5.000	07/01/28	1,000	1,035,393
Massachusetts St. Port Auth. Rev., Series A, Rfdg., AMT	5.000	07/01/27	320	329,547
				8,264,595
Michigan 2.1%
Michigan Fin. Auth. Rev.,
Beaumont-Spectrum Consolidation, Series A, Rfdg.	5.000	04/15/29	1,000	1,068,575
Sr. Series A, Class 1, Rfdg.	5.000	06/01/30	2,000	2,106,692
Sr. Series A, Class 1, Rfdg.	5.000	06/01/32	1,950	2,050,073
Sr. Series A-Class 1, Rfdg.	5.000	06/01/31	1,800	1,900,082
Sr. Series B-1, Class 2, Rfdg.	5.000	06/01/49	2,270	2,236,923
Sustainable Bonds, Henry Ford Hlth. Detroit Utl. Plant Proj.	5.500	02/28/49	1,245	1,300,764

Michigan St. Hosp. Fin. Auth. Rev., Corewell Hlth., Series B2, Rfdg. (Mandatory put date 06/01/35)	5.000(cc)	08/15/55	2,665	2,878,876
Michigan St. Univ. Rev., Series A, Rfdg.	5.000	08/15/39	2,000	2,133,119
Michigan Strategic Fd. Rev., Sustainable Bond, Recycled Board Machine Proj., AMT (Mandatory put date 10/01/26)	4.000(cc)	10/01/61	6,150	6,117,793
				21,792,897
Minnesota 0.8%
Minneapolis Rev., Allina Hlth. Sys., Series B (Mandatory put date 11/15/30)	5.000(cc)	11/15/53	1,120	1,204,133
Minneapolis St. Paul Metropolitan Arpt. Commn. Rev., Sub. Series B, Rfdg., AMT	5.000	01/01/33	2,325	2,460,066
Minnesota Rural Wtr. Fin. Auth., Inc. Rev., Rfdg., BANS	3.300	08/01/26	1,300	1,300,535

PGIM National Muni Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Minnesota (cont’d.)
Ramsey Rev., Pact Chrt. Sch. Proj., Series A, Rfdg.	5.000%	06/01/32	2,000	$1,934,105
Washington Cnty. Cmnty. Dev. Agcy. Rev., Cottage Grove Bluestem Proj. (Mandatory put date 09/01/25)	3.680(cc)	09/01/26	1,200	1,199,812
				8,098,651
Mississippi 0.1%
Mississippi Bus. Fin. Corp. Rev., Poll. Ctrl., Rfdg.	3.200	09/01/28	500	494,343
Nebraska 0.4%
Central Plns. Energy. Proj. Rev., Proj. No. 4, Series A, Rfdg. (Mandatory put date 11/01/29)	5.000(cc)	05/01/54	3,000	3,123,833
Douglas Cnty. Hosp. Auth. No. 2 Rev., Children’s Hosp. Oblig. Grp. (Mandatory put date 11/15/25)	5.000(cc)	11/15/53	1,270	1,273,474
				4,397,307
New Hampshire 3.1%
National Fin. Auth. Rev.,
Sustainable Cert., Series 1-A, NFA Muni. Cert., ARC70 (Mandatory put date 10/01/34)	4.150	10/20/40	3,870	3,641,700
Sustainable Cert., Series 2024-3, Class A	4.034(cc)	10/20/51	3,980	3,543,271
New Hampshire Bus. Fin. Auth. Rev.,
Caldwell Ranch Proj., 144A	4.875	12/01/33	1,400	1,378,584
Mult. Utility Imps., 144A	5.875	12/15/33	2,500	2,512,480
Silverado Proj., 144A	5.000	12/01/28	2,000	1,979,495
Sustainable Bonds, Muni. CTFS, Series 2025-1, Class A-1	4.087	01/20/41	1,997	1,880,990
Sustainable Cert., Series 2024-4, Class A-US	4.060(cc)	11/20/39	2,987	2,786,711
Sustainable CTFS 2025-1, Class A-1 (Mandatory put date 06/01/35)(hh)	4.750	06/20/41	3,000	3,000,090
Tamarron Proj., 144A	5.250	12/01/35	2,000	1,982,580
The Highlands Proj.	5.125	12/15/30	1,430	1,416,691
Univ. of Nevada Reno Proj., Series A, BAM	5.250	06/01/51	1,820	1,859,508
Valencia Proj., 144A	5.300	12/01/32	1,240	1,214,780
Wtr. Util. Imps., 144A	5.375	12/15/35	4,300	4,305,649

PGIM National Muni Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Hampshire (cont’d.)

New Hampshire Hlth. & Edu. Facs. Auth. Act Rev., Series C, Rmkt., Rfdg. (Mandatory put date 08/03/27)	3.300%(cc)	06/01/38	1,000	$1,001,234
				32,503,763
New Jersey 5.1%
New Jersey Econ. Dev. Auth. Rev.,
American Wtr. Co., Inc. Proj., Series D, Rfdg., AMT (Mandatory put date 12/01/27)	1.100(cc)	11/01/29	625	570,924
American Wtr. Co., Inc., Series A, Rfdg., AMT (Mandatory put date 12/03/29)	2.200(cc)	10/01/39	1,250	1,112,620
Sch. Facs. Construction	5.000	06/15/29	1,500	1,601,042
Series SSS, Rfdg.	5.250	06/15/36	1,000	1,097,208
New Jersey Healthcare Facs. Fing. Auth. Rev.,
Greystone Svcs. Greystone Park Proj. Rfdg.	5.000	09/15/25	1,250	1,256,419
Hackensack Meridian Hlth., Series A, Rfdg.	5.000	07/01/39	1,500	1,512,689
RWJ Barnabas Hlth. Oblig. Grp., Series A, Rfdg.	5.000	07/01/33	1,015	1,028,596
New Jersey Higher Ed. Student Assistance Auth. Rev.,
Sr. Bond, Series 1-B, Rfdg., AMT(hh)	5.000	12/01/34	2,660	2,743,132
Sr. Bond, Series 3, Rfdg., AMT(hh)	5.000	12/01/27	2,000	2,042,262
Sr. Bond, Series 3, Rfdg., AMT(hh)	5.000	12/01/28	1,500	1,542,649
Sr. Series A, Rfdg.	5.000	12/01/25	550	553,446
Sr. Series A, Rfdg.	5.000	12/01/26	700	712,556
New Jersey Tpke. Auth. Rev.,
Series A, Rfdg.	5.000	01/01/35	1,000	1,006,790
Series C, Rfdg.	5.000	01/01/45	2,000	2,058,967
Series E, Rfdg.	5.000	01/01/32	4,110	4,273,676
New Jersey Trans. Tr. Fd. Auth. Rev.,
Cap Apprec., Transn. Sys., Series A	4.674(t)	12/15/40	5,000	2,438,524
Series A, Rfdg.	5.000	06/15/34	2,100	2,307,772
Series AA, Rfdg.	5.000	06/15/27	1,200	1,244,079
Series AA, Rfdg.	5.250	06/15/41	1,910	2,020,616
Trans. Prog. Notes, Rmkt., Series BB-1	5.000	06/15/33	1,300	1,360,466
Trans. Prog., Series CC	5.000	06/15/41	3,500	3,614,790
Trans. Sys., Series A, Rfdg.	5.250	06/15/41	2,000	2,103,487

South Jersey Trans. Auth. Rev., Series A, Rfdg., BAM	5.000	11/01/39	1,000	1,064,799
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/25	2,720	2,720,000
Series A, Rfdg.	5.000	06/01/26	2,765	2,800,691
Series A, Rfdg.	5.000	06/01/27	1,335	1,368,158
Series A, Rfdg.	5.000	06/01/30	3,135	3,237,810

PGIM National Muni Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey (cont’d.)
Tob. Settlement Fing. Corp. Rev., (cont’d.)
Series A, Rfdg.	5.000%	06/01/31	1,650	$1,693,760
Series A, Rfdg.	5.000	06/01/37	2,000	2,031,299
				53,119,227
New Mexico 0.1%
Farmington Rev., 4 Corners Proj., Rmkt., Rfdg.	1.800	04/01/29	1,500	1,346,910
New York 7.2%
Build NYC Resource Corp. Rev.,
Sr. Arpt. Facs. Trips Oblig. Grp., AMT(hh)	5.500	07/01/42	1,120	1,172,597
Sr. Arpt. Facs. Trips Oblig. Grp., AMT(hh)	5.500	07/01/43	2,435	2,541,475
Long Island Pwr. Auth. Rev.,
Notes	1.000	09/01/25	4,100	4,067,764
Series B, Rfdg. (Mandatory put date 09/01/26)	1.500(cc)	09/01/51	3,000	2,909,491

Monroe Cnty. Ind. Dev. Corp. Rev., Eugenio Maria De Hostos Chart. Sch. Proj., Series A, 144A	5.000	07/01/34	830	837,905
New York,
Fiscal 2015, Rmkt., Sub-Series F-4, GO (Mandatory put date 12/01/25)	5.000(cc)	06/01/44	2,000	2,000,000
Series C, Sub. Series C-1, GO	5.000	09/01/41	1,000	1,051,488

New York City Muni. Wtr. Fin. Auth. Rev., 2nd Gen Resolution, Sub-Series CC-1, Rfdg.	5.250	06/15/37	1,000	1,026,875
New York City Trans. Fin. Auth. Future Tax Sec’d. Rev.,
Future Tax Sec., Sub. Series D-1	5.500	11/01/45	1,560	1,651,316
Sub. Series A-2	5.000	08/01/38	2,000	2,046,216
New York City Trans. Fin. Auth. Rev.,
Multi-Modal Bonds, Sub. Series B	5.500	05/01/47	3,500	3,729,877
Sub. Fiscal 2025, Series D	5.250	05/01/43	5,000	5,343,825
Sub. Fiscal 2025, Series H, Sub. Series H-1, Multi Modal	5.000	11/01/39	5,000	5,344,392
Sub. Future Tax, Series A, Sub. Series A-1, Rfdg.	5.000	11/01/40	4,000	4,222,415
New York Liberty Dev. Corp. Rev.,
Bank of America Tower at One Bryant Park Proj., Class 3, Rfdg.	2.800	09/15/69	7,000	6,450,181
Bank of America Tower at One Bryant Park Proj., Rfdg.	2.450	09/15/69	4,000	3,737,422

New York St. Dorm. Auth. Rev., Series A, Rfdg.	5.250	03/15/37	1,000	1,044,408

PGIM National Muni Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York (cont’d.)
New York St. Hsg. Fin. Agcy. Rev.,
Green Bonds, Series A-2 (Mandatory put date 06/15/29)	3.350%(cc)	06/15/54	665	$669,582
Green Bonds, Series A-2 (Mandatory put date 12/15/30)	3.450(cc)	06/15/54	2,000	2,026,442
Hsg. 160 W 62nd Street, Series A-2, Rmkt. (Mandatory put date 04/01/32)	3.600(cc)	11/01/44	3,200	3,132,066

New York St. Urban Dev. Corp. Rev., St. Personal Income Tax Gen. Purp., Series A, Bidding Grp. 1	5.000	03/15/42	2,255	2,295,399
New York Trans. Dev. Corp. Rev.,
JFK Int’l. Arpt. Proj. Term. 4, Series A, Rfdg., AMT	5.000	12/01/25	800	803,926
Laguardia Arpt., Term. B Redev., Series A, AMT	5.000	07/01/46	1,000	975,478
Laguardia Arpt., Term. C&D Redev. Proj., AMT	6.000	04/01/35	1,250	1,348,112
Sustainable Bond, JFK Int’l. Arpt. Term. One Proj., AGM	5.500	06/30/43	2,000	2,074,057
Sustainable Bond, John F. Kennedy Int’l. Arpt. Term. One Proj., AMT	6.000	06/30/54	1,500	1,560,087
Port Auth. of NY & NJ Rev.,
Series 231ST, Rfdg., AMT	5.500	08/01/40	1,290	1,372,566
Series 246, AMT, Rfdg.	5.000	09/01/30	1,875	1,998,472
Series 246, Rfdg. AMT	5.000	09/01/28	1,500	1,572,286

Triborough Bridge & Tunnel Auth. Rev., Series A-2, Rfdg. (Mandatory put date 05/15/28)	2.000(cc)	05/15/45	2,000	1,890,977
TSASC, Inc. Rev.,
Series A, Rfdg.	5.000	06/01/25	1,000	1,000,000
Series A, Rfdg.	5.000	06/01/41	2,405	2,388,962
				74,286,059
North Carolina 0.4%
Charlotte Arpt. Rev., Series B, Rfdg. AMT	5.000	07/01/30	1,125	1,197,012
Cumberland Cnty. Indl. Facs. & Pollution Ctl. Fin. Auth. Rev., Proj. Aero, AMT (Mandatory put date 11/01/25)	3.750(cc)	12/01/27	3,075	3,070,404
				4,267,416
Ohio 3.3%
Allen Cnty. Hosp. Facs. Rev.,
Bon Secours Mercy Hlth., Rfdg.	5.000	12/01/30	1,100	1,184,246
Series A, Rfdg.	5.000	08/01/25	1,030	1,032,662

PGIM National Muni Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Ohio (cont’d.)

American Muni. Pwr., Inc. Rev., Prairie St. Energy Campus Proj., Series A, Rfdg.	5.000%	02/15/39	2,000	$2,114,225
Buckeye Tob. Settlement Fing. Auth. Rev.,
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/28	8,415	8,721,090
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/33	3,560	3,715,236

Columbus Metropolitan Hsg. Auth. Rev., Orchards Proj. & The Eden Park Proj.	5.000	12/01/34	4,000	4,203,387
Hamilton Cnty. Swr. Sys. Rev., Met Swr. Dept. of Greater Cincinnati, Series B, Rfdg.	5.000	12/01/30	1,250	1,373,572
Ohio Air Quality Dev. Auth. Rev.,
American Elec. Pwr. Co. Proj., Series A (Mandatory put date 10/01/29)	2.400(cc)	12/01/38	500	477,781
American Elec. Pwr. Co. Proj., Series A, Rmkt., Rfdg. AMT	3.750	01/01/29	1,500	1,482,345
Duke Energy Corp. Proj., Series A, AMT, Rfdg., (Mandatory put date 06/01/27)	4.250(cc)	11/01/39	1,500	1,510,788

Ohio St., Common Sch. Series C, GO, Rfdg.	5.000	03/15/27	1,000	1,038,096
Ohio St. Univ. Rev., Multiyear Debt Issuance Prog. II, Series C	5.250	12/01/46	3,500	3,666,989
Ohio Wtr. Dev. Auth. Rev., Fresh Wtr., Series A, Rfdg.	5.250	06/01/26	995	1,012,483
Ohio Wtr. Dev. Auth. Wtr. Pollution Control Loan Fd. Rev., Sustainable Bonds, Series C	5.000	12/01/33	2,000	2,252,352
				33,785,252
Oklahoma 0.8%
Oklahoma Inds. Auth. Rev., Oklahoma City Pub. Sch. Proj.	5.000	04/01/28	1,000	1,053,386
Oklahoma Tpke. Auth. Rev.,
Series A, Rfdg.	5.000	01/01/42	3,000	3,033,644
Sr. Bonds, Series B, Rfdg.(hh)	5.000	01/01/40	2,000	2,103,938

Tulsa Municipal Arpt. Trust Trustees Rev., American Airlines, Inc. Proj., Rfdg., AMT	6.250	12/01/40	1,500	1,613,575
				7,804,543
Pennsylvania 3.9%
Bucks Cnty. Indl. Dev. Auth. Rev., Grand View Hosp. Proj.	5.000	07/01/25	350	350,112
Chester Cnty. Indl. Dev. Auth. Rev., Avon Grove Chart. Sch. Nts.	5.000	03/01/27	2,140	2,165,691

PGIM National Muni Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Pennsylvania (cont’d.)
Comnwlth. Fing. Auth. Rev.,
Tob. Mstr. Settlement Payment Bonds	5.000%	06/01/25	3,520	$3,520,000
Tob. Mstr. Settlement Payment Bonds	5.000	06/01/28	2,280	2,385,583
Tob. Mstr. Settlement Payment Bonds	5.000	06/01/34	1,170	1,199,238

Delaware Vlly. Regl. Fin. Auth. Rev., Series A, AMBAC	5.500	08/01/28	1,650	1,765,750
Luzerne Cnty. Indl. Dev. Auth. Rev., Pennsylvania American, Rfdg., AMT (Mandatory put date 12/03/29)	2.450(cc)	12/01/39	1,250	1,126,189
Pennsylvania Econ. Dev. Fing. Auth. Rev.,
The Penndot Major Bridges Package One Proj., P3 Proj., AGM, AMT	5.500	06/30/42	3,025	3,152,769
Wste. Mgmt., Inc. Proj., Series B, Rfdg., AMT (Mandatory put date 11/02/26)	1.100(cc)	06/01/31	1,250	1,200,729
Pennsylvania Higher Ed. Assistance Agcy. Rev.,
Sr. Series 1A, AMT(hh)	5.000	06/01/33	2,500	2,612,256
Sr. Series 1A, AMT(hh)	5.000	06/01/34	3,000	3,124,822

Pennsylvania St. Univ. Rev., Series A	5.000	09/01/41	2,400	2,412,670
Pennsylvania Tpke. Commn. Rev.,
1st Series, Rfdg.	5.000	12/01/43	2,500	2,602,020
Series A	5.000	12/01/49	3,150	3,181,855
Series A-1, Rfdg.	5.000	12/01/40	1,635	1,635,000
Sub. Series A-1	5.000	12/01/25	1,425	1,438,890
Sub. Series B, Rfdg.	5.000	06/01/29	1,985	2,014,625
Sub. Series B-1	5.250	06/01/47	2,000	2,009,694

Philadelphia Auth. for Indl. Dev. Rev., Children’s Hosp. Proj., Rfdg.	4.000	07/01/37	1,075	1,034,774
Philadelphia Gas Wks. Co. Rev.,
16th Series A, AGM	5.000	08/01/28	625	658,429
16th Series A, AGM	5.000	08/01/29	1,000	1,068,191
				40,659,287
Puerto Rico 1.0%
Puerto Rico Ind. Tourist Edl. Med. & Envirml. Ctl. Facs. Fing. Auth. Rev., San Juan Cruise Term. Proj., Series 2023, Class A-1, AMT	6.750	01/01/45	1,000	1,115,440
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Restructured, Series A-1	4.500	07/01/34	848	838,938

PGIM National Muni Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Puerto Rico (cont’d.)
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev., (cont’d.)
Restructured, Series A-1, CABS	4.431%(t)	07/01/33	1,962	$1,376,559
Series A-1, CABS	3.758(t)	07/01/27	7,012	6,487,940
				9,818,877
Rhode Island 1.0%
Rhode Island Hlth. & Edl. Bldg. Corp. Higher Ed. Facs. Rev., Clg. & Univ. Rev.	5.250	08/15/43	3,965	4,039,429
Rhode Island Student Loan Auth. Rev., Sr. Series A, AMT	5.000	12/01/32	2,000	2,081,764
Tob. Settlement Fing. Corp. Rev., Series A, Rfdg.	5.000	06/01/40	4,350	4,349,737
				10,470,930
South Carolina 1.7%
Greenwood Cnty. Rev., Self Regional Healthcare, Rfdg.	5.000	10/01/25	2,185	2,195,577
Patriots Energy Grp. Fing. Agcy. Rev.,
Series A-1 (Mandatory put date 08/01/31)	5.250(cc)	10/01/54	2,500	2,656,562
Series B-1, Rfdg. (Mandatory put date 03/01/31)	5.250(cc)	02/01/54	2,250	2,387,422
South Carolina Jobs-Econ. Dev. Auth. Rev.,
Foothill Affordable Hsg. Fndn., Paddock Club & Fairway Proj. (Mandatory put date 03/01/35)	4.000(cc)	03/01/62	3,200	3,063,133
Novant Hlth. Oblig. Grp., Series A	5.000	11/01/34	1,000	1,091,245
Novant Hlth. Oblig. Grp., Series A	5.250	11/01/41	1,000	1,056,342

South Carolina Pub. Svc. Auth. Rev., Series A, Rfdg.	5.000	12/01/32	4,595	4,930,966
				17,381,247
Tennessee 2.2%
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Rev., Univ. of Tennessee Proj., Series B-1, BAM	5.250	07/01/64	1,000	988,460
Memphis Shelby Cnty. Arpt. Auth. Rev., Series A, AMT	5.000	07/01/25	830	830,773
Metropolitan Nashville Arpt. Auth. Rev., Sub. Series B, AMT	5.000	07/01/27	1,800	1,843,099
Tennergy Corp. Rev.,
Gas Sply. Series A (Mandatory put date 12/01/30)	5.500(cc)	10/01/53	770	813,674
Series A (Mandatory put date 09/01/28)	4.000(cc)	12/01/51	5,930	5,949,203

PGIM National Muni Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Tennessee (cont’d.)
Tennessee Energy Acq. Corp. Gas Rev.,
Nat. Gas Utility Imps. (Mandatory put date 11/01/25)	4.000%(cc)	11/01/49	9,750	$9,753,963
Series A	5.250	09/01/26	2,675	2,700,045
				22,879,217
Texas 8.4%
Arlington Higher Edu. Fin. Corp. Rev., Trinity Basin Preparatory, Inc., PSFG	5.000	08/15/48	1,000	1,017,191
Arlington Hsg. Fin. Corp. Rev., 6900 Matlok Road (Mandatory put date 04/01/27)	4.500(cc)	04/01/41	2,500	2,512,103
Bexar Cnty. Hsg. Fin. Corp. Rev., Pavilion at Culebra Apts. (Mandatory put date 03/01/26)	4.050(cc)	03/01/28	2,500	2,502,866
Central Texas Regl. Mobility Auth. Rev.,
Series C	5.000	01/01/27	800	807,664
Sr. Lien, Series A (Pre-refunded date 07/01/25)(ee)	5.000	01/01/40	1,395	1,396,997
Sr. Lien, Series A (Pre-refunded date 07/01/25)(ee)	5.000	01/01/45	1,000	1,001,432
Sr. Lien, Series D, Rfdg.	5.000	01/01/29	1,085	1,150,201
Central Texas Turnpike Sys. Rev.,
1st Tier, Series B, Rfdg. (Mandatory put date 08/15/30)	5.000(cc)	08/15/42	2,000	2,117,713
2nd Tier, Series C, Rfdg.	5.000	08/15/41	2,000	2,092,325
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch., Rfdg., PSFG	5.000	08/15/38	1,200	1,260,931
Idea Pub. Sch., Rfdg., PSFG	5.000	08/15/39	1,000	1,001,217
Idea Pub. Sch., Rfdg., PSFG	5.000	08/15/39	1,000	1,045,282
International Leadership of Texas, Inc., Series A, Rfdg., PSFG	5.000	08/15/39	1,000	1,060,007
Dallas Fort Worth Int’l. Arpt. Rev.,
Rfdg.	5.000	11/01/34	1,500	1,678,016
Rfdg.	5.000	11/01/36	1,125	1,237,235

Dallas Hotel Occupancy Tax Rev., Rfdg.	4.000	08/15/28	1,010	1,014,703
EP Essential Hsg. WF PFC Rev., Home Essential Fun. Hsg. Prog. Tuscany Mesa Hills Proj.	4.250	12/01/34	1,000	982,566
EP Tuscany Zaragosa PFC Rev., Home Essential Function Hsg. Prog. Tuscany Mesa Hills Proj.	4.000	12/01/33	1,500	1,471,430
Galveston Wharves & Term. Rev.,
1st Lien, Series A, AMT	5.500	08/01/40	1,150	1,199,168
1st Lien, Series A, AMT	5.500	08/01/42	400	413,286

PGIM National Muni Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)
Galveston Wharves & Term. Rev., (cont’d.)
1st Lien, Series A, AMT	5.500%	08/01/43	400	$410,618
Wharves & Term., 1st Lien, AMT	6.000	08/01/43	2,000	2,114,518
Harris Cnty. Cultrl. Ed. Facs. Fin. Corp. Rev.,
Memorial Hermann Hlth. Sys. Series B, Rfdg.	5.000	07/01/34	3,000	3,309,475
Memorial Hermann Hlth. Sys., Series C-3, Rfdg. (Mandatory put date 12/01/26)	5.000(cc)	06/01/32	2,785	2,853,760
Harris Cnty. Toll Road Auth. Rev.,
1st Lien, Series A, Rfdg.	5.000	08/15/29	1,710	1,847,196
1st Lien, Series A, Rfdg.	5.000	08/15/40	1,225	1,298,424
Series A, Rfdg.	5.000	08/15/35	2,000	2,190,129
Sr. Lien, Series A, Rfdg.	5.000	08/15/43	5,040	5,092,487

Houston Arpt. Sys. Rev., United Airlines, Inc. Term. Impvt. Proj., Series B, AMT	5.500	07/15/38	2,300	2,375,150
Houston Combined Util. Sys. Rev.,
Comb. 1st Lien, Series D, Rfdg.	5.000	11/15/34	3,000	3,002,310
Sub. 1st Lien, Series A, Rfdg.	5.000	11/15/25	2,000	2,017,865

Lakeside Place PFC Rev., Brookside Gardens Apts. (Mandatory put date 11/01/25)	4.150(cc)	11/01/26	3,500	3,500,357
Lower Colorado River Auth. Rev.,
LCRA Transmn. Svcs. Corp. Proj., Rfdg., AGM	5.000	05/15/27	1,335	1,387,773
LCRA Transmn. Svcs. Corp. Proj., Series A, Rfdg.	6.000	05/15/52	1,500	1,605,794
North Texas Twy. Auth. Rev.,
1st Tier, Series A, Rfdg.	5.000	01/01/28	1,180	1,192,236
Cap. Apprec., Sys., 1st Tier, Series D, Rfdg.	4.521(t)	01/01/38	8,000	4,557,177
Series A, Rfdg.	5.000	01/01/30	1,765	1,780,906
Permanent Univ. Fd. Univ. of Texas Sys. Rev.,
Series A, Rfdg.	5.000	07/01/39	4,500	5,009,986
Series A, Rfdg.	5.000	07/01/40	3,000	3,198,125
San Antonio Elec. & Gas Sys. Rev.,
Series C, Rfdg.	5.500	02/01/49	1,000	1,059,609
Series D, Rfdg.	5.000	02/01/41	2,000	2,106,942

Tarrant Cnty. Cultrl. Ed. Facs. Fin. Corp. Rev., Christus Hlth. Series B, Rfdg.	5.000	07/01/25	1,100	1,101,209
Texas Priv. Activity Bond Surface Trans. Corp. Rev., Bond Surface Trans. Corp., Sr. Lien, Rfdg. AMT	5.500	06/30/40	1,900	1,969,351
Texas St., Mobility Fund, Series B, GO, Rfdg.	5.000	10/01/36	1,870	1,871,295
Texas Trans. Commn. St. Hwy. Fd. Rev., Rfdg.	5.000	10/01/33	3,000	3,378,535
				87,193,560

PGIM National Muni Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Utah 2.0%
Intermountain Pwr. Agcy. Rev., Series A	5.250%	07/01/45	2,500	$2,563,836
Ogden City Sch. Dist.,
GO	1.375	06/15/32	2,010	1,652,626
GO	1.500	06/15/33	1,420	1,140,070
GO	1.625	06/15/34	2,200	1,731,846

Salt Lake City Corp. Arpt. Rev., Series A, AMT	5.250	07/01/48	3,850	3,858,306
Utah Cnty. Rev., IHC Hlth. Svcs., Inc., Series A	5.000	05/15/43	2,545	2,594,855
Utah Telecommunication Open Infrast. Agcy. Rev., Rfdg.	5.500	06/01/40	4,885	5,329,553
Utah Trans. Auth. Rev., Sr. Lien, Rfdg.	5.000	06/15/40	2,000	2,136,771
				21,007,863
Virginia 0.6%
Alexandria Redev. & Hsg. Auth. Rev., 431 S Columbus Street Block 4 Proj. (Mandatory put date 12/01/25)	3.400(cc)	12/01/54	1,750	1,748,539
Fairfax Cnty. Ind. Dev. Auth. Rev., Healthcare Inova Hlth. Sys., Series B-2, Rmkt., Rfdg. (Mandatory put date 05/15/30)	5.000(cc)	05/15/57	1,100	1,172,357
James City Cnty. Econ. Dev. Auth. Rev., Williamsburg Landing, Temps 50, Series C-3	5.250	12/01/27	1,000	1,000,748
Virginia Small Bus. Fing. Auth. Rev., Sr. Lien Elizabeth River Crossing Opco, LLC Proj. Rfdg.	4.000	01/01/30	1,750	1,743,094
				5,664,738
Washington 2.9%
Energy Northwest Rev., Proj. 1, Series B, Rfdg., ETM(ee)	5.000	07/01/25	1,500	1,501,465
Port of Seattle Rev.,
Intermediate Lien, Series B, Rfdg., AMT	5.250	07/01/41	3,250	3,383,021
Series A, AMT	5.000	05/01/26	1,800	1,825,787
Series A, AMT	5.000	05/01/43	1,675	1,641,669
Washington Healthcare Facs. Auth. Rev.,
Multicare Hlth. Sys., Series B, Rfdg.	5.000	08/15/26	670	671,652
Overlake Hosp. Med. Ctr., Rfdg.	5.000	07/01/38	2,690	2,623,552

PGIM National Muni Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Washington (cont’d.)
Washington St.,
Series 2020A, GO	5.000%	08/01/42	3,000	$3,074,226
Series R-2024C, GO, Rfdg.	5.000	08/01/40	1,100	1,175,096
Var. Purp., Series A, GO	5.000	08/01/42	2,000	2,033,396
Washington St. Hsg. Fin. Commn. Rev.,
Sustainable Cert., Series 2023-1, Class X	1.450(cc)	04/20/37	32,361	3,193,361
Sustainable Cert., Series 2024-1, Class A	4.085(cc)	03/20/50	4,980	4,520,518

Washington St. Univ. Rev., Rfdg.	5.000	04/01/38	3,565	3,896,884
Whatcom Cnty. Pub. Util. Dist. No. 1, Series A, GO, AMT, BAM	5.000	12/01/34	850	894,969
				30,435,596
West Virginia 0.4%
West Virginia Econ. Dev. Auth. Rev., Commercial Metals Co. Proj., AMT (Mandatory put date 05/15/32)	4.625(cc)	04/15/55	2,000	1,991,061
West Virginia Parkways Auth. Rev., Sr. Turnpike Toll Rev.	5.000	06/01/39	1,750	1,792,965
				3,784,026
Wisconsin 1.5%
Pub. Fin. Auth. Rev.,
Astro Texas Land Proj., Rfdg., 144A	5.000	12/15/36	1,999	1,936,520
Class A, Series 1	4.100	09/25/39	3,965	3,770,273
Million Air Three LLC Gen. Avtn. Facs. Proj., Series A, Rfdg. AMT, 144A	5.500	09/01/30	450	456,868
Million Air Three LLC Gen. Avtn. Facs. Proj., Series A, Rfdg. AMT, 144A	5.750	09/01/35	715	724,085
Mountain Island Chrt. Sch., Ltd., Rfdg.	4.000	07/01/27	385	385,030
Nolina & Sorella Proj., RANS, 144A	5.500	12/15/32	2,578	2,491,908
Providence St. Joseph Hlth. Series 2021C, Rfdg. (Mandatory put date 10/01/30)	4.000(cc)	10/01/41	910	914,799
Providence St. Joseph Hlth. Series 2021C, Rfdg. (Pre-refunded date 10/01/30)(ee)	4.000(cc)	10/01/41	590	617,109

PGIM National Muni Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Wisconsin (cont’d.)

Wisconsin Dept. of Trans. Rev., Series 1, Rfdg.	5.000%	07/01/29	3,000	$3,246,787
Wisconsin Hlth. & Edl. Facs. Auth. Rev., Forensic Science & Protective Med. Collaboration, Inc. Proj., 144A	5.000	08/01/27	1,400	1,413,748
				15,957,127

Total Municipal Bonds (cost $1,044,015,372)				1,028,274,476

	Shares
Unaffiliated Exchange-Traded Funds 1.2%
iShares National Muni Bond ETF	71,440	7,419,044
Vanguard Tax-Exempt Bond Index ETF	103,000	5,026,400

Total Unaffiliated Exchange-Traded Funds (cost $12,397,686)				12,445,444

Total Long-Term Investments (cost $1,056,413,058)				1,040,719,920

Short-Term Investments 0.2%
Affiliated Mutual Fund 0.1%
PGIM Core Ultra Short Bond Fund (cost $984,165)(wb)		984,165	984,165

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.1%
U.S. Treasury Bills (cost $345,134)	4.233%	10/02/25	350	345,021

Total Short-Term Investments (cost $1,329,299)				1,329,186

TOTAL INVESTMENTS 100.9% (cost $1,057,742,357)				1,042,049,106
Liabilities in excess of other assets(z) (0.9)%				(8,824,138)

Net Assets 100.0%				$1,033,224,968

PGIM National Muni Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
BANS—Bond Anticipation Notes
CABS—Capital Appreciation Bonds
CDD—Community Development District
COP—Certificates of Participation
ETF—Exchange-Traded Fund
ETM—Escrowed to Maturity
FRDD—Floating Rate Daily Demand Note
GO—General Obligation
NATL—National Public Finance Guarantee Corp.
PFC—Public Facility Corporation
PSFG—Permanent School Fund Guarantee
RANS—Revenue Anticipation Notes
Rfdg—Refunding
TCRs—Transferrable Custodial Receipts

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(t)	Represents zero coupon. Rate quoted represents effective yield at May 31, 2025.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at May 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
112	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	$12,999,000	$(224,572)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).